Share-Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended						12 Months Ended
	Oct. 22, 2020 shares	Nov. 30, 2021 shares $ / shares	Sep. 30, 2021 shares $ / shares	Jul. 31, 2021 USD ($) shares $ / shares	Jul. 31, 2021 USD ($) shares € / shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 $ / shares shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards, granted | shares		120,000	10,000	4,056,770	4,056,770			4,186,770	495,000	495,000
Number of warrants issued | shares							985,610		250,000	250,000
Exercise price per share						$ 3.04
Share price | (per share)				$ 8.64	€ 7.13
Number of ordinary shares purchased | shares						46,428
Aggregate compensation expense | $						$ 66
Holding period				3 years	3 years
Expected volatility, share options granted		55.00%	55.00%	55.00%	55.00%
Risk free interest rate, share options granted			0.94%	1.24%	1.24%
Holding restriction discount rate share options granted				20.00%	20.00%
Expected weighted average time to vest		4 years 7 months 6 days	6 years 1 month 6 days	6 years 7 months 13 days	6 years 7 months 13 days
Exercise price, share options granted			$ 12.91	$ 8.00
Share price used to determine weighted average fair value			$ 12.91	$ 1.92
Warrants expected life				3 years 4 months 24 days	3 years 4 months 24 days				3 years 10 months 20 days	3 years 10 months 20 days
Warrants exercise price per share | (per share)				$ 3.65	€ 3.01		$ 3.04			€ 3.01
Warrants fair value per share | (per share)				$ 4.43	€ 3.66					€ 0.67
Weighted average remaining contractual life for options and warrants issued as share based payments								8 years 11 months 23 days	6 years 11 months 15 days	6 years 11 months 15 days
Range of exercise prices for options and warrants issued as share based payment | (per share)									$ 3.52	€ 3.01
Volatility
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input				60	60	55			55	55
Risk Free Rate
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input				0.51	0.51	0.17			0.17	0.17
Stock Options and Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price								$ 8.18	$ 3.52
Liability-Classified Warrant Issued in November 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Carrying value of warrant liability | $				$ 869	€ 869
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk free interest rate, share options granted		1.23%
Exercise price, share options granted		$ 14.71
Share price used to determine weighted average fair value		$ 14.71
Range of exercise prices for options and warrants issued as share based payment								14.71
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk free interest rate, share options granted		1.19%
Exercise price, share options granted		$ 14.61
Share price used to determine weighted average fair value		$ 14.61
Range of exercise prices for options and warrants issued as share based payment								$ 8.00
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards, granted | shares		120,000
Share price | (per share)									$ 3.52	€ 3.01
2020 Stock Incentive Plan | Maximum | Common Stock
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments granted | shares	1,500,000